UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin             New York, NY              11/15/10
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   54
                                               -------------

Form 13F Information Table Value Total:           $6,457,628
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name



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                                                           FORM 13F INFORMATION TABLE
         COLUMN 1                COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT  PRN CALL   DISCRETION MANAGERS    SOLE    SHARED NONE
AMAZON COM INC                COM                023135106  333,438  2,123,000 SH         SOLE                 2,123,000    0     0
APPLE INC                     COM                037833100  347,622  1,225,100 SH         SOLE                 1,225,100    0     0
ARES CAP CORP                 COM                04010L103   85,919  5,490,000 SH         SOLE                 5,490,000    0     0
BANCO SANTANDER BRASIL SA     ADS REP 1 UNIT     05967A107  147,298 10,697,000 SH         SOLE                10,697,000    0     0
BLACKROCK INC                 COM                09247X101  136,200    800,000 SH         SOLE                   800,000    0     0
BP PLC                        SPONSORED ADR      055622104  206,673  5,020,000 SH         SOLE                 5,020,000    0     0
CIT GROUP INC                 COM NEW            125581801  156,978  3,845,610 SH         SOLE                 3,845,610    0     0
CITRIX SYS INC                COM                177376100  297,526  4,360,000 SH         SOLE                 4,360,000    0     0
CME GROUP INC                 COM                12572Q105  127,881    491,000 SH         SOLE                   491,000    0     0
COVANTA HLDG CORP             COM                22282E102  136,428  8,662,117 SH         SOLE                 8,662,117    0     0
CREDICORP LTD                 COM                G2519Y108  137,819  1,210,000 SH         SOLE                 1,210,000    0     0
CROWN CASTLE INTL CORP        COM                228227104  281,843  6,383,750 SH         SOLE                 6,383,750    0     0
DISCOVERY COMMUNICATNS NEW    COM SER A          25470F104  173,438  3,982,500 SH         SOLE                 3,982,500    0     0
DISCOVERY COMMUNICATNS NEW    COM SER C          25470F302  120,871  3,165,000 SH         SOLE                 3,165,000    0     0
DOLLAR TREE INC               COM                256746108  193,821  3,975,000 SH         SOLE                 3,975,000    0     0
ECHOSTAR CORP                 CL A               278768106   50,276  2,635,000 SH         SOLE                 2,635,000    0     0
EXPRESS SCRIPTS INC           COM                302182100  188,907  3,879,000 SH         SOLE                 3,879,000    0     0
GENERAL GROWTH PPTYS INC      COM                370021107  109,200  7,000,000 SH         SOLE                 7,000,000    0     0
GENPACT LIMITED               SHS                G3922B107   36,169  2,040,000 SH         SOLE                 2,040,000    0     0
GOLDMAN SACHS GROUP INC       COM                38141G104  112,772    780,000 SH         SOLE                   780,000    0     0
GOLUB CAP BDC INC             COM                38173M102   10,552    689,655 SH         SOLE                   689,655    0     0
GREENLIGHT CAPITAL RE LTD     CLASS A            G4095J109   22,090    882,892 SH         SOLE                   882,892    0     0
INTEROIL CORP                 COM                460951106   35,931    525,000 SH         SOLE                   525,000    0     0
IVANHOE ENERGY INC            COM                465790103    3,603  1,732,037 SH         SOLE                 1,732,037    0     0
IVANHOE MINES LTD             COM                46579N103   61,828  2,641,100 SH         SOLE                 2,641,100    0     0
J CREW GROUP INC              COM                46612H402   50,094  1,490,000 SH         SOLE                 1,490,000    0     0
JPMORGAN CHASE & CO           COM                46625H100  418,660 11,000,000 SH         SOLE                11,000,000    0     0
JPMORGAN CHASE & CO           W EXP 10/28/201    46634E114   10,888    933,000 SH         SOLE                   933,000    0     0
KROGER CO                     COM                501044101   92,705  4,280,000 SH         SOLE                 4,280,000    0     0
LEVEL 3 COMMUNICATIONS INC    COM                52729N100    7,297  7,785,000 SH         SOLE                 7,785,000    0     0
LIBERTY GLOBAL INC            COM SER A          530555101  114,613  3,720,000 SH         SOLE                 3,720,000    0     0
LIBERTY MEDIA CORP NEW        LIB STAR COM A     53071M708   82,461  1,270,000 SH         SOLE                 1,270,000    0     0
LULULEMON ATHLETICA INC       COM                550021109   37,118    830,000 SH         SOLE                   830,000    0     0
MARKET VECTORS ETF TR         GOLD MINER ETF     57060U100  306,385  5,478,000 SH         SOLE                 5,478,000    0     0
MASTERCARD INC                CL A               57636Q104   82,880    370,000 SH         SOLE                   370,000    0     0
MGIC INVT CORP WIS            COM                552848103   91,383  9,900,600 SH         SOLE                 9,900,600    0     0
MICROSOFT CORP                COM                594918104  158,450  6,470,000 SH         SOLE                 6,470,000    0     0
NETFLIX INC                   COM                64110L106   81,080    500,000 SH         SOLE                   500,000    0     0
NVR INC                       COM                62944T105   67,537    104,300 SH         SOLE                   104,300    0     0
PENNYMAC MTG INVT TR          COM                70931T103   28,338  1,584,000 SH         SOLE                 1,584,000    0     0
PFIZER INC                    COM                717081103  121,907  7,100,000 SH         SOLE                 7,100,000    0     0
PMI GROUP INC                 COM                69344M101   29,378  8,005,000 SH         SOLE                 8,005,000    0     0
RANGE RES CORP                COM                75281A109  187,981  4,930,000 SH         SOLE                 4,930,000    0     0
STARWOOD HOTELS&RESORTS WRLD  COM                85590A401  101,159  1,925,000 SH         SOLE                 1,925,000    0     0
TD AMERITRADE HLDG CORP       COM                87236Y108  111,758  6,920,000 SH         SOLE                 6,920,000    0     0
TESLA MTRS INC                COM                88160R101   11,733    575,000 SH         SOLE                   575,000    0     0
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209  181,460  3,440,000 SH         SOLE                 3,440,000    0     0
THERAVANCE INC                COM                88338T104   12,462    620,000 SH         SOLE                   620,000    0     0
THERMO FISHER SCIENTIFIC INC  COM                883556102  160,877  3,360,000 SH         SOLE                 3,360,000    0     0
VALEANT PHARMACEUTICALS INTE  COM                91911K102  181,638  7,251,038 SH         SOLE                 7,251,038    0     0
VISA INC                      COM CL A           92826C839   50,868    685,000 SH         SOLE                   685,000    0     0
WELLS FARGO & CO NEW          W EXP 10/28/201    949746119   10,048  1,275,100 SH         SOLE                 1,275,100    0     0
WESTERN UN CO                 COM                959802109  117,064  6,625,000 SH         SOLE                 6,625,000    0     0
XINYUAN REAL ESTATE CO LTD    SPONS ADR          98417P105   34,324 13,952,933 SH         SOLE                13,952,933    0     0

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